Other Intangible Assets, Net - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization expenses recorded in selling, general and administrative expenses	$ 189,990	$ 92,521	$ 96,970
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Amortization expenses recorded in selling, general and administrative expenses	$ 163,800	$ 75,800	$ 77,300